Capital and Financial Risk Management - Summary of Interest Rate Risk (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interest rate risk [Line Items]
Incremental change in interest rate applicable to floating rate net debt (percentage)	1.00%
Minimum
Disclosure of interest rate risk [Line Items]
Incremental change in interest rate applicable to floating rate net debt (percentage)	2.00%
Maximum
Disclosure of interest rate risk [Line Items]
Incremental change in interest rate applicable to floating rate net debt (percentage)	4.50%
Interest rate risk
Disclosure of interest rate risk [Line Items]
Impact on profit before tax (+1%)	$ 38	$ 38	$ 59
Impact on profit before tax (-1%)	$ 38	$ 38	$ 59